UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 29

Date of reporting period: November 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET EMERGING MARKETS DEBT FUND

FORM N-Q

NOVEMBER 30, 2016

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 55.3%
Argentina - 6.7%
City of Buenos Aires Argentina, Senior Notes	7.500%	6/1/27	570,000		$571,425	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	710,000		752,600	(a)
Provincia de Cordoba, Senior Notes	7.125%	6/10/21	280,000		282,100	(a)
Republic of Argentina, Bonds	22.750%	3/5/18	4,020,000	ARS	257,354
Republic of Argentina, Bonds	18.200%	10/3/21	3,380,000	ARS	214,316
Republic of Argentina, Senior Notes	8.280%	12/31/33	1,079,569		1,109,258
Republic of Argentina, Senior Notes	7.125%	7/6/36	450,000		415,350	(a)
Republic of Argentina, Senior Notes	7.625%	4/22/46	320,000		305,600	(a)
Republic of Argentina, Senior Notes, Step Bond	2.500%	12/31/38	3,470,000		2,082,000

Total Argentina					5,990,003

Armenia - 0.5%
Republic of Armenia, Senior Notes	6.000%	9/30/20	400,000		408,890	(b)

Brazil - 1.0%
Federative Republic of Brazil, Notes	10.000%	1/1/23	1,880,000	BRL	515,781
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	500,000		399,000

Total Brazil					914,781

Cameroon - 0.2%
Republic of Cameroon, Senior Notes	9.500%	11/19/25	200,000		209,954	(a)

Colombia - 1.3%
Republic of Colombia, Senior Bonds	4.000%	2/26/24	450,000		448,875
Republic of Colombia, Senior Bonds	5.625%	2/26/44	680,000		681,700

Total Colombia					1,130,575

Costa Rica - 0.8%
Republic of Costa Rica, Notes	7.000%	4/4/44	730,000		674,754	(a)

Dominican Republic - 1.8%
Dominican Republic, Senior Notes	5.500%	1/27/25	570,000		549,959	(a)
Dominican Republic, Senior Notes	6.850%	1/27/45	1,060,000		1,012,300	(a)

Total Dominican Republic					1,562,259

Ecuador - 1.6%
Republic of Ecuador, Senior Bonds	10.500%	3/24/20	850,000		892,500	(a)
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	490,000		515,725	(a)

Total Ecuador					1,408,225

Egypt - 0.3%
Arab Republic of Egypt, Senior Notes	5.875%	6/11/25	270,000		248,400	(a)

El Salvador - 0.4%
Republic of El Salvador, Notes	6.375%	1/18/27	420,000		370,650	(a)

Gabon - 0.2%
Gabonese Republic, Bonds	6.375%	12/12/24	200,000		175,889	(a)

Georgia - 0.5%
Republic of Georgia, Bonds	6.875%	4/12/21	390,000		423,179	(b)

Ghana - 1.1%
Republic of Ghana, Bonds	10.750%	10/14/30	680,000		765,918	(a)
Republic of Ghana, Senior Notes	9.250%	9/15/22	200,000		204,124	(a)

Total Ghana					970,042

Guatemala - 0.3%
Republic of Guatemala, Senior Notes	4.500%	5/3/26	240,000		225,202	(a)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Honduras - 0.2%
Republic of Honduras, Senior Notes	7.500%	3/15/24	200,000		$209,000	(b)

Hungary - 1.4%
Republic of Hungary, Senior Notes	5.375%	3/25/24	400,000		440,250
Republic of Hungary, Senior Notes	7.625%	3/29/41	590,000		831,729

Total Hungary					1,271,979

Indonesia - 5.7%
Republic of Indonesia, Senior Bonds	8.375%	9/15/26	509,000,000	IDR	38,444
Republic of Indonesia, Senior Bonds	8.375%	3/15/34	14,030,000,000	IDR	1,033,163
Republic of Indonesia, Senior Notes	4.875%	5/5/21	770,000		820,101	(b)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	1,020,000		1,059,848	(a)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	920,000		955,942	(b)
Republic of Indonesia, Senior Notes	4.625%	4/15/43	1,200,000		1,193,882	(b)

Total Indonesia					5,101,380

Ivory Coast - 0.6%
Republic of Cote D’Ivoire, Senior Bonds	5.750%	12/31/32	396,000		366,805	(b)
Republic of Cote D’Ivoire, Senior Notes	6.375%	3/3/28	200,000		194,796	(a)

Total Ivory Coast					561,601

Jamaica - 0.8%
Government of Jamaica, Senior Notes	6.750%	4/28/28	700,000		747,250

Jordan - 0.7%
Kingdom of Jordan, Senior Notes	6.125%	1/29/26	200,000		203,048	(a)
Kingdom of Jordan, Senior Notes	5.750%	1/31/27	480,000		452,698	(a)

Total Jordan					655,746

Kazakhstan - 1.4%
Republic of Kazakhstan, Senior Bonds	3.875%	10/14/24	1,260,000		1,262,394	(b)

Kenya - 0.3%
Republic of Kenya, Senior Notes	5.875%	6/24/19	230,000		235,282	(a)

Lithuania - 0.8%
Republic of Lithuania, Senior Notes	6.125%	3/9/21	600,000		676,500	(a)

Mexico - 1.5%
United Mexican States, Senior Notes	4.750%	3/8/44	470,000		418,300
United Mexican States, Senior Notes	4.600%	1/23/46	1,077,000		938,336

Total Mexico					1,356,636

Nigeria - 0.2%
Republic of Nigeria, Senior Notes	6.375%	7/12/23	200,000		186,548	(a)

Oman - 0.4%
Oman Government International Bond, Senior Notes	4.750%	6/15/26	370,000		359,043	(a)

Pakistan - 0.4%
Republic of Pakistan, Senior Notes	8.250%	4/15/24	300,000		325,862	(b)

Panama - 0.5%
Republic of Panama, Senior Bonds	6.700%	1/26/36	331,000		407,958

Paraguay - 0.4%
Republic of Paraguay, Senior Bonds	5.000%	4/15/26	380,000		380,950	(a)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Peru - 1.2%
Republic of Peru, Senior Bonds	8.750%	11/21/33	640,000		$944,000
Republic of Peru, Senior Bonds	5.625%	11/18/50	118,000		134,815

Total Peru					1,078,815

Philippines - 1.6%
Republic of Philippines, Senior Bonds	3.950%	1/20/40	1,380,000		1,398,902

Poland - 1.1%
Republic of Poland, Senior Notes	3.000%	3/17/23	1,000,000		985,426

Romania - 1.0%
Republic of Romania, Senior Notes	4.875%	1/22/24	820,000		874,214	(b)

Russia - 5.5%
Russian Federal Bond, Bonds	7.050%	1/19/28	38,300,000	RUB	529,332
Russian Foreign Bond - Eurobond, Senior Bonds	4.875%	9/16/23	2,000,000		2,107,548	(a)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	958,720		1,156,010	(b)
Russian Foreign Bond - Eurobond, Senior Bonds	5.625%	4/4/42	1,000,000		1,062,085	(a)

Total Russia					4,854,975

Senegal - 0.5%
Republic of Senegal, Bonds	6.250%	7/30/24	460,000		458,684	(b)

South Africa - 0.8%
Republic of South Africa, Senior Notes	4.875%	4/14/26	750,000		748,151

Sri Lanka - 1.6%
Republic of Sri Lanka, Senior Bonds	6.000%	1/14/19	370,000		384,675	(a)
Republic of Sri Lanka, Senior Bonds	6.825%	7/18/26	660,000		665,020	(a)
Republic of Sri Lanka, Senior Notes	5.875%	7/25/22	400,000		401,035	(b)

Total Sri Lanka					1,450,730

Tunisia - 0.4%
Banque Centrale de Tunisie SA, Senior Bonds	5.750%	1/30/25	360,000		331,200	(a)

Turkey - 4.5%
Republic of Turkey, Senior Bonds	5.625%	3/30/21	570,000		585,674
Republic of Turkey, Senior Bonds	4.250%	4/14/26	1,240,000		1,111,328
Republic of Turkey, Senior Notes	6.250%	9/26/22	980,000		1,025,007
Republic of Turkey, Senior Notes	6.750%	5/30/40	1,260,000		1,272,109

Total Turkey					3,994,118

Ukraine - 0.7%
Republic of Ukraine, Senior Notes	7.750%	9/1/20	620,000		591,499	(a)

Uruguay - 0.9%
Republic of Uruguay, Senior Bonds	5.100%	6/18/50	310,000		278,225
Republic of Uruguay, Senior Notes	4.375%	10/27/27	529,235		530,558

Total Uruguay					808,783

Venezuela - 2.6%
Bolivarian Republic of Venezuela, Senior Bonds	9.250%	9/15/27	1,855,000		908,950
Bolivarian Republic of Venezuela, Senior Bonds	9.375%	1/13/34	73,000		32,230
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	2,686,000		1,356,430	(b)

Total Venezuela					2,297,610

Vietnam - 0.6%
Republic of Vietnam, Senior Bonds	4.800%	11/19/24	580,000		579,227	(a)

Zambia - 0.3%
Republic of Zambia, Senior Notes	8.970%	7/30/27	270,000		255,416	(a)

TOTAL SOVEREIGN BONDS (Cost - $50,496,553)					49,158,682

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 38.9%
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Myriad International Holdings BV, Senior Notes	5.500%	7/21/25	320,000	$323,096	(a)

CONSUMER STAPLES - 0.8%
Food Products - 0.8%
Marfrig Holding Europe BV, Senior Notes	6.875%	6/24/19	700,000	714,000	(a)

ENERGY - 16.9%
Oil, Gas & Consumable Fuels - 16.9%
Ecopetrol SA, Senior Notes	7.625%	7/23/19	60,000	67,200
Ecopetrol SA, Senior Notes	5.875%	9/18/23	340,000	352,240
Ecopetrol SA, Senior Notes	5.875%	5/28/45	700,000	576,450
GNL Quintero SA, Senior Notes	4.634%	7/31/29	368,000	364,320	(a)
KazMunayGas National Co. JSC, Senior Notes	9.125%	7/2/18	360,000	390,514	(b)
KazMunayGas National Co. JSC, Senior Notes	4.400%	4/30/23	500,000	482,460	(b)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/30/43	1,500,000	1,401,679	(b)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	400,000	440,848	(b)
Pacific Exploration and Production Corp., Senior Secured Notes	10.000%	11/2/21	350,000	379,312	(c)
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	1,400,000	1,366,400
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	770,000	634,056
Petrobras Global Finance BV, Senior Notes	5.625%	5/20/43	430,000	309,170
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	390,000	308,588
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	3,180,000	1,196,793	(b)
Petroleos de Venezuela SA, Senior Notes	9.000%	11/17/21	1,130,000	553,700	(b)
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	858,000	791,591
Petroleos Mexicanos, Senior Notes	4.875%	1/18/24	910,000	854,763
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	417,000	427,759	(a)
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	700,000	544,950
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	680,000	531,114
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	390,000	420,482	(b)
PT Pertamina Persero, Senior Notes	6.450%	5/30/44	540,000	559,001	(a)
Rosneft Finance SA, Senior Notes	7.875%	3/13/18	430,000	454,277	(b)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	10/17/23	320,000	338,484	(b)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	290,000	304,586	(a)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	730,000	728,175	(a)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	280,000	277,200	(a)

TOTAL ENERGY				15,056,112

FINANCIALS - 8.1%
Banks - 5.6%
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	560,000	555,800	(a)
Banco Nacional de Costa Rica, Senior Notes	5.875%	4/25/21	300,000	300,600	(a)
BBVA Banco Continental SA, Subordinated Notes	5.250%	9/22/29	190,000	194,750	(a)(d)
Export Credit Bank of Turkey, Senior Notes	5.875%	4/24/19	720,000	735,550	(a)
Export-Import Bank of China, Senior Notes	3.625%	7/31/24	720,000	733,637	(b)
ICICI Bank Ltd., Subordinated Bonds	6.375%	4/30/22	320,000	321,881	(b)(d)
Russian Agricultural Bank, Notes	8.500%	10/16/23	1,180,000	1,259,060	(b)
Russian Agricultural Bank, Senior Notes	5.298%	12/27/17	500,000	511,717	(b)
TC Ziraat Bankasi AS, Senior Notes	4.750%	4/29/21	400,000	384,208	(a)

Total Banks				4,997,203

Capital Markets - 0.5%
Magyar Export-Import Bank Zrt., Senior Bonds	4.000%	1/30/20	440,000	452,514	(a)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - 2.0%
Banco Nacional de Comercio Exterior SNC, Senior Notes	4.375%	10/14/25	860,000	$844,950	(a)
Banco Nacional de Comercio Exterior SNC, Subordinated Notes	3.800%	8/11/26	570,000	532,808	(a)(d)
Power Sector Assets & Liabilities Management Corp., Senior Bonds	7.390%	12/2/24	320,000	416,913	(b)

Total Diversified Financial Services				1,794,671

TOTAL FINANCIALS				7,244,388

INDUSTRIALS - 4.6%
Building Products - 0.6%
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	600,000	549,000	(a)

Construction & Engineering - 0.3%
CRCC Yuxiang Ltd., Senior Notes	3.500%	5/16/23	270,000	268,642	(b)

Industrial Conglomerates - 0.8%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	200,000	185,750	(a)
Sinochem Overseas Capital Co., Ltd., Senior Notes	4.500%	11/12/20	450,000	474,387	(b)

Total Industrial Conglomerates				660,137

Transportation - 1.0%
Mexico City Airport Trust, Senior Secured Bonds	5.500%	10/31/46	790,000	699,150	(a)
Mexico City Airport Trust, Senior Secured Notes	4.250%	10/31/26	200,000	192,000	(a)

Total Transportation				891,150

Transportation Infrastructure - 1.9%
Mersin Uluslararasi Liman Isletmeciligi AS, Notes	5.875%	8/12/20	400,000	415,240	(a)
PT Pelabuhan Indonesia II, Senior Bonds	4.250%	5/5/25	770,000	739,970	(a)
PT Pelabuhan Indonesia III, Senior Notes	4.875%	10/1/24	540,000	549,774	(b)

Total Transportation Infrastructure				1,704,984

TOTAL INDUSTRIALS				4,073,913

MATERIALS - 4.8%
Chemicals - 1.9%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	200,000	189,500	(a)
Grupo Idesa SA de CV, Senior Notes	7.875%	12/18/20	550,000	497,750	(b)
Mexichem SAB de CV, Senior Notes	4.875%	9/19/22	200,000	203,000	(b)
OCP SA, Senior Notes	4.500%	10/22/25	870,000	826,935	(a)

Total Chemicals				1,717,185

Construction Materials - 0.6%
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	200,000	197,500	(a)
Cimpor Financial Operations BV, Senior Notes	5.750%	7/17/24	440,000	356,950	(a)

Total Construction Materials				554,450

Containers & Packaging - 0.8%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	400,000	384,500	(a)
Suzano Trading Ltd., Senior Notes	5.875%	1/23/21	270,000	282,150	(b)

Total Containers & Packaging				666,650

Metals & Mining - 1.2%
Southern Copper Corp., Senior Notes	6.750%	4/16/40	340,000	356,859
Vale Overseas Ltd., Senior Notes	5.875%	6/10/21	280,000	294,140
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	398,000	385,232

Total Metals & Mining				1,036,231

Paper & Forest Products - 0.3%
Inversiones CMPC SA, Notes	4.375%	5/15/23	280,000	279,635	(a)

TOTAL MATERIALS				4,254,151

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Trust F/1401, Senior Notes	6.950%	1/30/44	200,000	181,000	(a)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.3%
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	200,000	$215,525	(a)

Wireless Telecommunication Services - 0.3%
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	250,000	278,750	(b)

TOTAL TELECOMMUNICATION SERVICES				494,275

UTILITIES - 2.5%
Electric Utilities - 1.9%
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	620,000	613,800	(a)
Comision Federal de Electricidad, Senior Notes	6.125%	6/16/45	200,000	187,750	(a)
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	250,000	283,047	(b)
PT Perusahaan Listrik Negara, Senior Notes	5.250%	10/24/42	600,000	550,500	(a)

Total Electric Utilities				1,635,097

Independent Power and Renewable Electricity Producers - 0.6%
Three Gorges Finance Ltd., Senior Bonds	3.150%	6/2/26	570,000	547,844	(a)

TOTAL UTILITIES				2,182,941

TOTAL CORPORATE BONDS & NOTES (Cost - $35,855,623)				34,523,876

			SHARES
COMMON STOCKS - 0.9%
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Pacific Exploration and Production Corp.			10,557	412,585	*
Pacific Exploration and Production Corp.			8,750	349,047	*(e)

TOTAL COMMON STOCKS (Cost - $2,110,424)				761,632

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.0%
U.S. Dollar/Japanese Yen, Put @ 102.00JPY		12/1/16	9,390,000	0	(f)
U.S. Dollar/Saudi Arabian Riyal, Call @ 3.84SAR		1/17/17	4,819,500	2,333

TOTAL PURCHASED OPTIONS (Cost - $169,678)				2,333

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $88,632,278)				84,446,523

			SHARES
SHORT-TERM INVESTMENTS - 4.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $3,652,786)	0.284%		3,652,786	3,652,786

TOTAL INVESTMENTS - 99.2% (Cost - $92,285,064#)				88,099,309
Other Assets in Excess of Liabilities - 0.8%				721,538

TOTAL NET ASSETS - 100.0%				$88,820,847

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2016

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(f)	Value is less than $1.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
IDR	— Indonesian Rupiah
JPY	— Japanese Yen
RUB	— Russian Ruble
SAR	— Saudi Arabian Riyal

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Debt Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$49,158,682	—	$49,158,682
Corporate Bonds & Notes	—	34,523,876	—	34,523,876
Common Stocks:
Energy	$412,585	349,047	—	761,632
Purchased Options	—	2,333	—	2,333

Total Long-Term Investments	$412,585	$84,033,938	—	$84,446,523

Short-Term Investments†	3,652,786	—	—	3,652,786

Total Investments	$4,065,371	$84,033,938	—	$88,099,309

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$51,534	—	$51,534

Total	$4,065,371	$84,085,472	—	$88,150,843

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$559	—	—	$559
Forward Foreign Currency Contracts	—	$13,554	—	13,554
OTC Credit Default Swaps on Sovereign Issues - Buy Protection‡	—	48,653	—	48,653

Total	$559	$62,207	—	$62,766

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Investments

At November 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,232,348
Gross unrealized depreciation	(6,418,103)

Net unrealized depreciation	$(4,185,755)

Notes to Schedule of Investments (unaudited) (continued)

At November 30, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 10-Year Notes	40	3/17	$4,980,066	$4,980,625	$(559)

At November 30, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	37,100,000	USD	552,727	Citibank N.A.	12/9/16	$(11,053)
USD	879,364	PLN	3,709,950	Barclays Bank PLC	2/15/17	(2,501)
USD	1,094,219	EUR	980,000	Citibank N.A.	2/15/17	51,534

Total						$37,980

Abbreviations used in this table:

EUR	— Euro
INR	— Indian Rupee
PLN	— Polish Zloty
USD	— United States Dollar

At November 30, 2016, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT NOVEMBER 30, 2016[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Barclays Capital Inc. (Republic of Korea, 7.125%, due 4/16/19)	$920,000	12/20/21	0.50%	1.000% quarterly	$(22,380)	$(26,065)	$3,685
Barclays Capital Inc. (Republic of Korea, 7.125%, due 4/16/19)	1,080,000	12/20/21	0.50%	1.000% quarterly	(26,273)	(30,611)	4,338

Total	$2,000,000				$(48,653)	$(56,676)	$8,023

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 20, 2017

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 20, 2017